Taxation, Current Tax Receivables, Current Tax Liabilities and Non-Current Tax Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Current tax receivables [Abstract]
Corporation tax	$ 45.3	$ 40.1	[1]
Current tax liabilities [Abstract]
Corporation tax	150.1	104.0	[1]
Income tax reserve included in current tax liabilities	84.8	78.3
Non-current tax liabilities [Abstract]
Corporation tax	$ 102.7	$ 119.7	[1]

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.